Debt Maturities of Mortgages and Notes Payable, Including Balloon Payments (Detail) (Mortgages and Notes Payable, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Scheduled Principal Payments For Borrowings [Line Items]
2013	$ 22,360	$ 43,517	[1]
2014	76,739	75,947	[1]
2015	169,588	143,835	[1]
2016	621,640	621,460	[1]
2017	267,398	268,181	[1]
Thereafter	825,755	791,394	[1]
Mortgages and notes payable, including balloon payments	1,983,480	1,944,334	[1]
Scheduled Principal
Scheduled Principal Payments For Borrowings [Line Items]
2013	22,360	43,517
2014	46,978	46,186
2015	47,658	47,248
2016	40,969	40,787
2017	34,825	34,634
Thereafter	115,992	115,893
Mortgages and notes payable, including balloon payments	308,782	328,265
Balloon Payment
Scheduled Principal Payments For Borrowings [Line Items]
2014	29,761	29,761
2015	121,930	96,587
2016	580,671	580,673
2017	232,573	233,547
Thereafter	709,763	675,501
Mortgages and notes payable, including balloon payments	$ 1,674,698	$ 1,616,069

[1]	The total excludes the note obligation of $7.8 million that was due in 2012 and referenced in footnote (b) above.